UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21609

Western Asset Variable Rate Strategic Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET VARIABLE RATE

STRATEGIC FUND INC.

FORM N-Q

June 30, 2008

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited)	June 30, 2008

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 36.6%
CONSUMER DISCRETIONARY — 4.2%
Auto Components — 0.1%
100,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	$48,500
	Visteon Corp., Senior Notes:
118,000	12.250% due 12/31/16 (a)	94,990
46,000	8.250% due 8/1/10	41,170
		184,660
Automobiles — 0.9%
400,000	Daimler Chrysler North America Holding Corp., Notes, 6.500% due 11/15/13 (b)	415,258
	Ford Motor Co.:
	Debentures:
60,000	8.875% due 1/15/22	38,400
50,000	6.625% due 10/1/28	27,000
790,000	Notes, 7.450% due 7/16/31 (b)	464,125
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23	29,375
410,000	8.375% due 7/15/33 (b)	244,975
		1,219,133
Diversified Consumer Services — 0.1%
	Education Management LLC/Education Management Finance Corp.:
90,000	Senior Notes, 8.750% due 6/1/14	84,150
35,000	Senior Subordinated Notes, 10.250% due 6/1/16	32,375
30,000	Service Corp. International, Senior Notes, 7.625% due 10/1/18	30,075
		146,600
Hotels, Restaurants & Leisure — 0.6%
35,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	700
234,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	197,730
70,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	60,550
260,000	MGM MIRAGE Inc., Senior Notes, 7.625% due 1/15/17	215,150
200,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	159,000
25,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	21,500
10,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14 (a)(d)	7,400
	Station Casinos Inc.:
155,000	Senior Notes, 7.750% due 8/15/16	119,350
15,000	Senior Subordinated Notes, 6.875% due 3/1/16	8,269
		789,649
Household Durables — 0.2%
45,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	45,450
220,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.979% due 9/1/12	205,975
		251,425
Internet & Catalog Retail — 0.0%
30,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	29,475

Media — 2.1%
60,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	60,450

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
Media — 2.1% (continued)
557,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	$415,661
10,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	7,300
100,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	103,250
30,000	CMP Susquehanna Corp., 9.875% due 5/15/14	21,150
	Comcast Corp., Senior Notes:
400,000	3.010% due 7/14/09 (b)(d)	396,910
400,000	6.500% due 1/15/17 (b)	403,030
	CSC Holdings Inc.:
75,000	Senior Debentures, 8.125% due 8/15/09	75,750
250,000	Senior Notes, 8.125% due 7/15/09 (b)	252,500
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	347,813
105,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	66,544
	R.H. Donnelley Corp.:
80,000	Senior Discount Notes, 6.875% due 1/15/13	48,000
240,000	Senior Notes, 8.875% due 10/15/17 (a)	144,000
50,000	Sun Media Corp., 7.625% due 2/15/13	48,625
400,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12 (b)	409,561
40,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	34,800
		2,835,344
Multiline Retail — 0.1%
115,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (e)	109,250
60,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	60,300
		169,550
Specialty Retail — 0.1%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	65,800
40,000	Michaels Stores Inc., Senior Subordinated Bonds, 11.375% due 11/1/16	32,000
		97,800
Textiles, Apparel & Luxury Goods — 0.0%
25,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	24,250
	TOTAL CONSUMER DISCRETIONARY	5,747,886
CONSUMER STAPLES — 0.6%
Food & Staples Retailing — 0.5%
460,254	CVS Corp., Pass-Through Certificates, 6.117% due 1/10/13 (a)(b)	456,222
300,000	Safeway Inc., Senior Notes, 6.500% due 3/1/11 (b)	310,466
		766,688
Tobacco — 0.1%
	Alliance One International Inc., Senior Notes:
10,000	8.500% due 5/15/12	9,450
70,000	11.000% due 5/15/12	72,450
		81,900
	TOTAL CONSUMER STAPLES	848,588
ENERGY — 6.0%
Energy Equipment & Services — 0.1%
155,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	155,581
20,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	20,050
		175,631
Oil, Gas & Consumable Fuels — 5.9%
400,000	Amerada Hess Corp., Senior Notes, 6.650% due 8/15/11 (b)	419,836
1,100,000	Anadarko Petroleum Corp., Senior Notes, 3.176% due 9/15/09 (b)(d)	1,087,724

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 5.9% (continued)
170,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	$174,675
		Chesapeake Energy Corp., Senior Notes:
70,000		6.375% due 6/15/15	66,500
215,000		7.250% due 12/15/18	210,162
210,000		Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	210,525
300,000		ConocoPhillips, 4.750% due 10/15/12 (b)	301,538
400,000		Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11 (b)	424,852
		El Paso Corp., Medium-Term Notes:
375,000		7.375% due 12/15/12 (b)	387,383
300,000		7.750% due 1/15/32 (b)	302,035
		Enterprise Products Operating LP:
80,000		Junior Subordinated Notes, 8.375% due 8/1/66 (d)	80,093
120,000		Subordinated Notes, 7.034% due 1/15/68 (d)	105,085
60,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	59,250
		Gazprom, Loan Participation Notes:
190,000		6.212% due 11/22/16 (a)	177,992
210,000		6.510% due 3/7/22 (a)	189,000
30,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	30,675
170,000		KazMunaiGaz Finance Sub B.V., 8.375% due 7/2/13 (a)	170,298
		Kinder Morgan Energy Partners LP, Senior Notes:
240,000		7.500% due 11/1/10 (b)	252,419
400,000		6.000% due 2/1/17 (b)	395,892
330,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)(b)	312,675
55,000		OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	55,000
75,000		Peabody Energy Corp., 6.875% due 3/15/13	75,563
1,000,000		SandRidge Energy Inc., 6.323% due 4/1/14 (a)(d)	982,750
45,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)‡	43,875
140,000		Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	137,200
20,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	19,400
500,000		Williams Cos. Inc., Notes, 8.750% due 3/15/32 (b)	570,000
		XTO Energy Inc., Senior Notes:
400,000		7.500% due 4/15/12 (b)	429,503
500,000		5.500% due 6/15/18 (b)	478,387
			8,150,287
		TOTAL ENERGY	8,325,918
FINANCIALS — 13.3%
Capital Markets — 1.6%
400,000		Bear Stearns Cos. Inc., 3.129% due 1/31/11 (b)(d)	388,415
550,000		Goldman Sachs Capital III, Preferred Securities, 3.452% due 9/1/12 (b)(d)(f)	390,868
		Merrill Lynch & Co. Inc., Medium-Term Notes:
680,000		4.495% due 5/20/09 (b)(d)	675,668
400,000		3.120% due 7/25/11 (b)(d)	365,158
400,000		Morgan Stanley, Medium-Term Notes, 3.010% due 1/9/14 (b)(d)	360,733
			2,180,842
Commercial Banks — 3.7%
500,000		American Express Bank FSB, 2.775% due 6/12/17 (b)(d)	454,742
770,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)(b)	775,775
		HSBC Bank PLC:
		Credit-Linked Notes (JSC Bank TuranAlem), Medium-Term Notes:
800,000		5.648% due 7/20/12 (a)(b)(d)	685,360
60,000		7.945% due 8/20/12 (d)	55,370
60,000		8.195% due 8/20/12 (d)	55,854
14,936,000	RUB	Credit-Linked Notes (Russian Agricultural Bank), 8.900% due
		12/20/10 (a)(b)(d)	662,045

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†		Security	Value
Commercial Banks — 3.7% (continued)
560,000		HSBK Europe BV, 7.250% due 5/3/17 (a)(b)	$490,000
830,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(b)(d)	751,418
7,212,500	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural
		Bank), 9.500% due 2/11/11 (a)(b)(g)	307,532
250,000		TuranAlem Finance BV, Bonds, 4.283% due 1/22/09 (a)(b)(d)	237,812
390,000		VTB Capital SA, Loan Participation Notes, 4.484% due 11/2/09 (a)(b)(d)	384,150
300,000		Wachovia Capital Trust III, Preferred Securities, 5.800% due 3/15/42 (d)	204,115
			5,064,173
Consumer Finance — 4.5%
400,000		American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (b)(d)	370,379
		Ford Motor Credit Co., Senior Notes:
3,000,000		4.283% due 1/15/10 (b)(d)	2,642,238
220,000		9.875% due 8/10/11	185,481
		General Motors Acceptance Corp.:
50,000		Bonds, 8.000% due 11/1/31	32,593
		Notes:
25,000		7.250% due 3/2/11	18,385
4,000,000		4.882% due 12/1/14 (b)(d)	2,584,744
500,000		6.750% due 12/1/14 (b)	330,607
			6,164,427
Diversified Financial Services — 2.9%
300,000		AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)(d)	238,431
600,000		Aiful Corp., Notes, 5.000% due 8/10/10 (a)(b)	534,001
400,000		Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (b)(d)(f)	375,356
80,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	51,200
100,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	85,750
250,000		Chukchansi Economic Development Authority, Senior Notes, 6.328% due 11/15/12 (a)(d)	210,625
685,000		Citigroup Inc., Senior Subordinated Notes, 2.947% due 6/9/16 (b)(d)	598,911
700,000		General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67 (b)(d)	663,206
80,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	80,800
300,000		Merna Reinsurance Ltd., Subordinated Notes, 4.551% due 7/7/10 (a)(d)	285,210
840,000		TNK-BP Finance SA, 6.875% due 7/18/11 (a)(b)	829,500
20,000		Vanguard Health Holdings Co. I, LLC, Senior Discount Notes, step bond to yield 10.072% due 10/1/15	17,700
125,000		Vanguard Health Holdings Co. II, LLC, Senior Subordinated Notes, 9.000% due 10/1/14	124,375
			4,095,065
Real Estate Investment Trusts (REITs) — 0.3%
5,000		Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	4,675
425,000		iStar Financial Inc., Senior Notes, 5.150% due 3/1/12 (b)	350,904
30,000		Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.750% due 4/1/17	28,950
			384,529
Real Estate Management & Development — 0.1%
15,000		Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	8,775
190,000		Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	94,050
			102,825
Thrifts & Mortgage Finance — 0.2%
300,000		Countrywide Financial Corp., Medium-Term Notes, 3.210% due 5/7/12 (b)(d)	269,964
		TOTAL FINANCIALS	18,261,825

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
HEALTH CARE — 0.5%
Health Care Equipment & Supplies — 0.0%
15,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	$13,875

Health Care Providers & Services — 0.5%
60,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	60,675
	HCA Inc.:
195,000	Notes, 6.375% due 1/15/15	162,825
100,000	Senior Secured Notes, 9.625% due 11/15/16 (e)	103,250
275,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14 (b)	277,750
10,000	Universal Hospital Services Inc., Senior Secured Notes, 8.500% due 6/1/15 (e)	10,050
36,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (d)(e)	28,620
		643,170
Pharmaceuticals — 0.0%
145,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(h)	3,262
	TOTAL HEALTH CARE	660,307
INDUSTRIALS — 2.4%
Aerospace & Defense — 0.3%
100,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	102,000
	Hawker Beechcraft Acquisition Co.:
10,000	Senior Notes, 8.875% due 4/1/15 (e)	10,100
90,000	Senior Subordinated Notes, 9.750% due 4/1/17	90,450
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (b)	253,125
		455,675
Airlines — 0.1%
160,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	159,600

Building Products — 0.7%
	Associated Materials Inc.:
100,000	Senior Discount Notes, step bond to yield 16.276% due 3/1/14	66,500
100,000	Senior Subordinated Notes, 9.750% due 4/15/12	99,500
	GTL Trade Finance Inc.:
350,000	7.250% due 10/20/17 (a)(b)	353,150
389,000	7.250% due 10/20/17 (a)(b)	391,471
5,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	3,225
100,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.350% due 3/1/14	46,000
		959,846
Commercial Services & Supplies — 0.4%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	86,500
90,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	90,000
125,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	131,875
110,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	92,400
120,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15 (a)	111,000
		511,775
Construction & Engineering — 0.4%
570,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)(b)	588,525

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
Industrial Conglomerates — 0.1%
	Sequa Corp., Senior Notes:
40,000	11.750% due 12/1/15 (a)	$35,800
40,000	13.500% due 12/1/15 (a)(e)	37,000
		72,800
Machinery — 0.0%
10,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	9,900

Road & Rail — 0.2%
360,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (b)	329,400

Trading Companies & Distributors — 0.1%
50,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	44,250
130,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	114,400
		158,650
Transportation Infrastructure — 0.1%
200,000	Swift Transportation Co., Senior Secured Notes, 10.426% due 5/15/15 (a)(d)	65,000
	TOTAL INDUSTRIALS	3,311,171
INFORMATION TECHNOLOGY — 0.3%
IT Services — 0.2%
50,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(e)	45,500
	SunGard Data Systems Inc.:
50,000	Senior Notes, 9.125% due 8/15/13	50,750
175,000	Senior Subordinated Notes, 10.250% due 8/15/15	176,750
		273,000
Office Electronics — 0.1%
120,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	121,133

Software — 0.0%
30,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	23,850
	TOTAL INFORMATION TECHNOLOGY	417,983
MATERIALS — 2.3%
Chemicals — 0.4%
300,000	Dow Chemical Co., 6.000% due 10/1/12 (b)	311,144
	Georgia Gulf Corp., Senior Notes:
45,000	9.500% due 10/15/14	33,862
160,000	10.750% due 10/15/16	96,800
20,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	18,400
25,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	26,563
		486,769
Containers & Packaging — 0.2%
	Graham Packaging Co. Inc.:
75,000	Senior Notes, 8.500% due 10/15/12	71,438
30,000	Senior Subordinated Notes, 9.875% due 10/15/14	26,700
190,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	182,400
		280,538
Metals & Mining — 1.0%
210,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	211,302
220,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (b)	232,461
150,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	156,750
80,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (d)	66,000
25,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	23,750

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
Metals & Mining — 1.0% (continued)
125,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	$124,687
95,000	Steel Dynamics Inc., 6.750% due 4/1/15	91,438
50,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	46,375
	Vale Overseas Ltd., Notes:
128,000	6.250% due 1/23/17	124,541
101,000	6.875% due 11/21/36	94,307
170,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	170,639
		1,342,250
Paper & Forest Products — 0.7%
190,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)	201,400
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	95,000
125,000	Senior Subordinated Notes, 9.750% due 6/15/14	116,875
200,000	NewPage Corp., Senior Secured Notes, 9.123% due 5/1/12 (d)	202,000
400,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12 (b)	412,303
		1,027,578
	TOTAL MATERIALS	3,137,135
TELECOMMUNICATION SERVICES — 4.4%
Diversified Telecommunication Services — 3.5%
467,000	Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)(b)	479,259
780,000	British Telecommunications PLC, Senior Notes, 8.625% due 12/15/10 (b)	837,988
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	36,225
135,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	118,800
400,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (b)	390,884
600,000	France Telecom SA, Notes, 7.750% due 3/1/11 (b)	635,808
25,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	6,375
225,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	228,938
300,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (b)	317,574
40,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	36,600
250,000	Qwest Corp., Notes, 6.026% due 6/15/13 (b)(d)	240,000
300,000	Telecom Italia Capital, Senior Notes, 3.344% due 7/18/11 (b)(d)	286,084
380,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)(b)	372,875
400,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13 (b)	408,119
100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	98,679
230,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	216,775
190,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	190,475
		4,901,458
Wireless Telecommunication Services — 0.9%
10,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	9,675
400,000	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12 (b)	438,481
	Rural Cellular Corp.:
100,000	Senior Notes, 9.875% due 2/1/10	102,250
20,000	Senior Subordinated Notes, 5.682% due 6/1/13 (d)	20,150
731,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	640,538
		1,211,094
	TOTAL TELECOMMUNICATION SERVICES	6,112,552
UTILITIES — 2.6%
Electric Utilities — 1.1%
1,022,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)(b)	1,088,430

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
Electric Utilities — 1.1% (continued)
400,000	FirstEnergy Corp., Notes, 6.450% due 11/15/11 (b)	$410,747
10,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	10,850
		1,510,027
Gas Utilities — 0.0%
45,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	42,750

Independent Power Producers & Energy Traders — 1.5%
40,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	38,014
	AES Corp., Senior Notes:
375,000	9.375% due 9/15/10 (b)	396,562
25,000	8.875% due 2/15/11	26,000
120,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	109,800
	Edison Mission Energy, Senior Notes:
80,000	7.750% due 6/15/16	80,000
30,000	7.200% due 5/15/19	28,125
30,000	7.625% due 5/15/27	27,075
820,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)(e)	822,050
130,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	129,513
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	71,813
310,000	7.375% due 2/1/16 (b)	292,562
	Total Independent Power Producers & Energy Traders	2,021,514
	TOTAL UTILITIES	3,574,291
	TOTAL CORPORATE BONDS & NOTES (Cost — $54,445,451)	50,397,656
ASSET-BACKED SECURITIES — 12.6%
Automobiles — 0.4%
630,000	AmeriCredit Automobile Receivables Trust, 2.480% due 5/7/12 (b)(d)	593,936

Home Equity — 11.7%
328,199	Asset Backed Funding Certificates, 2.793% due 1/25/35 (b)(d)	296,348
325,792	Asset Backed Securities Corp., 2.643% due 6/25/35 (d)	322,937
204,847	Bravo Mortgage Asset Trust, 2.613% due 7/25/36 (a)(d)	201,102
	Countrywide Asset-Backed Certificates:
727,600	3.483% due 8/25/47 (a)(b)(d)	703,883
781,436	3.383% due 10/25/47 (b)(d)	640,739
416,525	EMC Mortgage Loan Trust, 3.033% due 3/25/31 (a)(b)(d)	312,977
1,927,134	GMAC Mortgage Corp. Loan Trust, 2.553% due 12/25/36 (b)(d)	1,378,908
1,195,725	Greenpoint Home Equity Loan Trust, 2.751% due 8/15/30 (b)(d)	854,249
410,000	GSAMP Trust, 4.083% due 11/25/34 (b)(d)	323,112
959,050	Home Equity Mortgage Trust, 2.643% due 7/25/36 (b)(d)	558,228
410,000	IXIS Real Estate Capital Trust, 2.823% due 2/25/36 (b)(d)	386,586
318,430	JP Morgan Mortgage Acquisition Corp., 2.743% due 7/25/35 (b)(d)	315,570
2,518,283	Lehman XS Trust, 4.660% due 7/25/35 (b)(d)	1,845,817
	Long Beach Mortgage Loan Trust:
162,285	2.623% due 11/25/35 (d)	160,670
300,000	2.723% due 1/25/46 (b)(d)	273,434
254,315	MASTR Second Lien Trust, 2.753% due 9/25/35 (b)(d)	237,571
	Morgan Stanley ABS Capital I:
1,100,000	2.853% due 2/25/37 (d)	224,179
1,000,000	2.903% due 2/25/37 (d)	149,012
800,000	3.033% due 2/25/37 (d)	113,582
500,000	3.483% due 2/25/37 (d)	60,979
700,000	3.683% due 2/25/37 (d)	75,704

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
Home Equity — 11.7% (continued)
775,708	Morgan Stanley Mortgage Loan Trust, 2.603% due 10/25/36 (b)(d)	$739,184
250,601	Option One Mortgage Loan Trust, 2.883% due 2/25/35 (d)	227,770
	RAAC Series:
706,267	2.753% due 5/25/36 (a)(b)(d)	620,528
604,338	2.733% due 2/25/37 (a)(b)(d)	514,221
590,653	3.683% due 9/25/37 (b)(d)(g)	532,456
1,197,614	2.773% due 1/25/46 (a)(b)(d)	916,109
1,200,000	3.283% due 10/25/46 (a)(d)(g)	206,544
204,425	Renaissance Home Equity Loan Trust, 2.923% due 8/25/33 (d)	181,038
128,884	Renaissance Net Interest Margin Trust, 8.353% due 6/25/37 (a)	32,221
	SACO I Trust:
407,398	2.833% due 9/25/35 (b)(d)	307,245
1,160,886	2.653% due 3/25/36 (b)(d)	495,508
1,168,481	2.713% due 4/25/36 (b)(d)	452,652
107,070	Sail Net Interest Margin Notes, 5.500% due 3/27/34 (a)(h)	11
	Structured Asset Investment Loan Trust:
251,995	3.783% due 10/25/34 (d)	181,281
11,486	2.713% due 2/25/35 (a)(d)	11,469
	Structured Asset Securities Corp.:
1,124,442	2.753% due 5/25/31 (a)(b)(d)	981,942
290,000	2.663% due 5/25/47 (d)	160,505
500,000	Washington Mutual Asset-Backed Certificates, 3.533% due 5/25/47 (d)	38,929
	Total Home Equity	16,035,200
Student Loan — 0.5%
720,000	SLC Student Loan Trust, 4.071% due 12/15/32 (b)(d)	721,977
	TOTAL ASSET-BACKED SECURITIES (Cost — $27,016,444)	17,351,113
COLLATERALIZED MORTGAGE OBLIGATIONS — 23.4%
476,015	Adjustable Rate Mortgage Trust, 2.753% due 2/25/36 (b)(d)	364,973
	American Home Mortgage Investment Trust:
410,000	3.283% due 11/25/45 (d)	152,358
640,110	5.350% due 11/25/45 (b)(d)	540,762
	Banc of America Funding Corp.:
1,004,240	6.000% due 5/20/33 (b)	958,939
956,300	4.972% due 6/20/35 (b)(d)	725,391
1,077,028	Countrywide Alternative Loan Trust, 2.712% due 7/20/35 (b)(d)	835,377
1,691,567	Countrywide Home Loans, 5.310% due 2/20/36 (b)(d)	1,593,095
	Downey Savings & Loan Association Mortgage Loan Trust:
1,268,294	2.813% due 8/19/45 (b)(d)	986,442
608,921	4.448% due 3/19/46 (b)(d)	435,569
608,921	4.448% due 3/19/47 (b)(d)(g)	420,186
	Federal Home Loan Mortgage Corp. (FHLMC):
	PAC IO:
4,411,890	5.000% due 1/15/19 (h)	547,519
5,015,273	5.000% due 5/15/23 (h)	881,130
1,494,794	5.000% due 5/15/23 (h)	6,336
5,199,412	5.000% due 1/15/24 (h)	189,864
3,287,124	5.000% due 5/15/24 (h)	63,597
7,830,305	5.000% due 7/15/26 (h)	385,239
5,304,156	PAC-1 IO, 5.000% due 3/15/22 (h)	748,048
	Federal National Mortgage Association (FNMA), STRIP, IO:
4,120,066	5.500% due 7/1/18 (d)(h)	634,125
12,617,661	5.000% due 7/1/33 (h)	3,148,213
389,160	Harborview Mortgage Loan Trust, 2.833% due 1/19/35 (b)(d)	337,717

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
	Indymac Index Mortgage Loan Trust:
513,177	2.913% due 9/25/34 (b)(d)	$455,189
146,845	2.883% due 11/25/34 (d)	124,446
152,074	2.873% due 12/25/34 (d)	125,589
1,090,236	5.383% due 10/25/35 (b)(d)	870,055
663,432	Lehman XS Trust, 2.783% due 11/25/35 (b)(d)	498,676
249,370	Long Beach Mortgage Loan Trust, 3.308% due 9/25/31 (d)	165,444
1,368,588	Luminent Mortgage Trust, 2.683% due 2/25/46 (b)(d)	984,075
	MASTR ARM Trust:
378,633	5.037% due 12/25/33 (b)(d)	373,876
1,008,394	4.594% due 12/25/46 (b)(d)(g)	715,475
1,636,482	Morgan Stanley Mortgage Loan Trust, 5.630% due 5/25/36 (b)(d)	1,365,532
695,869	Residential Accredit Loans Inc., 2.763% due 12/25/45 (b)(d)	512,947
1,288,017	Structured Adjustable Rate Mortgage Loan Trust, 2.853% due 7/25/34 (b)(d)	1,087,365
	Structured Asset Mortgage Investments Inc.:
1,396,506	2.713% due 2/25/36 (b)(d)	1,003,381
664,188	2.693% due 4/25/36 (b)(d)	470,321
	Structured Asset Securities Corp.:
397,821	3.583% due 2/25/28 (b)(d)	360,097
176,473	3.483% due 3/25/28 (d)	153,159
497,471	3.423% due 8/25/28 (b)(d)	432,743
6,147,203	6.180% due 6/25/35 (a)(b)(d)	5,666,356
564,281	Thornburg Mortgage Securities Trust, 2.753% due 10/25/45 (b)(d)	561,114
	WaMu Mortgage Pass-Through Certificates:
358,682	5.665% due 3/25/37 (b)(d)(g)	305,221
810,220	2.843% due 7/25/45 (b)(d)	522,576
431,538	Washington Mutual Mortgage Pass-Through Certificates, 4.468% due 4/25/46 (b)(d)(g)	308,878
1,145,025	Wells Fargo Mortgage Backed Securities Trust, 4.616% due 1/25/35 (b)(d)	1,120,009
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $35,337,342)	32,137,404
COLLATERALIZED SENIOR LOANS — 8.0%
Distributors — 0.6%
955,754	Keystone Auto Industry Inc., Term Loan B, 8.636% due 10/30/09 (d)	776,550

Diversified Financial Services — 0.3%
496,250	Chrysler Financial, Term Loan B, 6.800% due 8/3/12 (d)	411,019

Diversified Telecommunication Services — 0.7%
989,873	Cablevision Systems Corp., Term Loan B, 4.206% due 3/30/13 (d)	942,651

Electric Utilities — 0.7%
992,500	TXU Corp., Term Loan B, 5.961% due 10/10/14 (d)	920,750

Health Care Providers & Services — 1.3%
989,950	HCA Inc., Term Loan B, 5.051% due 11/1/13 (d)	931,126
945,500	Health Management Association, Term Loan B, 4.551% due 1/16/14 (d)	881,206
	Total Health Care Providers & Services	1,812,332
Hotels, Restaurants & Leisure — 0.2%
750,000	BLB Worldwide Holdings Inc., Term Loan, 9.720% due 8/15/12 (d)	281,250

Independent Power Producers & Energy Traders — 0.6%
847,525	NRG Energy Inc., Term Loan, 6.948% due 2/1/13 (d)	809,445

Media — 1.2%
995,000	Charter Communications Operating LLC, First Lien, 5.260% due 3/5/14 (d)	875,939
989,950	Idearc Inc., Term Loan B, 4.783% due 11/1/14 (d)	794,435
	Total Media	1,670,374

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†		Security	Value
Multiline Retail — 0.4%
500,000		Neiman Marcus Group Inc., Term Loan B, 4.422% due 3/13/13 (d)	$477,875

Oil, Gas & Consumable Fuels — 0.6%
		Ashmore Energy International:
47,569		Synthetic Revolving Credit Facility, 8.198% due 3/30/14 (d)	43,407
350,797		Term Loan, 5.696% due 3/30/14 (d)	320,102
		Targa Resources Inc., Term Loans:
340,919		7.525% due 10/28/12 (d)	332,680
193,548		Tranche A, 7.168% due 10/28/12 (d)	188,871
		Total Oil, Gas & Consumable Fuels	885,060
Trading Companies & Distributors — 1.4%
1,127,406		Penhall International Corp., Term Loan, 9.883% due 4/1/12 (d)	1,003,391
1,000,000		Transdigm Inc. Term B, 7.200% due 6/23/13 (d)	972,344
		Total Trading Companies & Distributors	1,975,735
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $12,307,758)	10,963,041
MORTGAGE-BACKED SECURITIES — 14.0%
FHLMC — 3.5%
		Federal Home Loan Mortgage Corp. (FHLMC):
3,234,737		5.982% due 7/1/36 (b)(d)	3,294,518
1,081,500		4.937% due 10/1/37 (b)(d)	1,089,425
423,989		Gold, 7.000% due 6/1/17 (b)	444,899
		TOTAL FHLMC	4,828,842
FNMA — 10.5%
		Federal National Mortgage Association (FNMA):
2,778,915		5.500% due 1/1/14-4/1/35 (b)	2,755,745
1,229,243		7.000% due 3/15/15-6/1/32 (b)	1,305,762
3,763,239		6.000% due 5/1/33 (b)	3,819,027
5,300,000		5.000% due 7/14/38-8/13/38 (i)	5,070,921
1,500,000		6.000% due 7/14/38 (i)	1,513,359
		TOTAL FNMA	14,464,814
		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $19,383,028)	19,293,656
SOVEREIGN BONDS — 3.4%
Argentina — 0.5%
		Republic of Argentina:
		Bonds:
217,446	ARS	2.000% due 1/3/10 (d)	159,270
657,000		7.000% due 9/12/13 (b)	496,637
		GDP Linked Securities:
275,000	EUR	1.262% due 12/15/35 (d)	35,076
270,000		1.330% due 12/15/35 (d)	25,380
50,385	ARS	1.383% due 12/15/35 (d)	1,507
		Total Argentina	717,870
Brazil — 0.3%
740,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12 (b)	402,895

Ecuador — 0.2%
325,000		Republic of Ecuador, 10.000% due 8/15/30 (a)(b)	318,500

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
El Salvador — 0.0%
29,000	Republic of El Salvador, 8.250% due 4/10/32 (a)	$32,045

Mexico — 0.4%
565,000	United Mexican States, Medium-Term Notes, 6.750% due 9/27/34 (b)	602,431

Panama — 0.5%
	Republic of Panama:
391,000	9.375% due 4/1/29 (b)	513,188
130,000	6.700% due 1/26/36	132,275
	Total Panama	645,463
Russia — 0.9%
655,000	Russian Federation, 12.750% due 6/24/28 (a)(b)	1,161,790

Venezuela — 0.6%
	Bolivarian Republic of Venezuela:
24,000	8.500% due 10/8/14	22,770
232,000	5.750% due 2/26/16	182,642
	Collective Action Securities:
105,000	9.375% due 1/13/34	95,550
500,000	Notes, 10.750% due 9/19/13 (b)	521,250
	Total Venezuela	822,212
	TOTAL SOVEREIGN BONDS (Cost — $4,665,798)	4,703,206
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.2%
U.S. Government Agency — 0.7%
1,000,000	Federal Home Loan Bank (FHLB), 2.750% due 1/23/09(b)(d)(j)	1,000,122

U.S. Government Obligations — 0.5%
700,000	U.S. Treasury Notes, 2.125% due 4/30/10(b)	695,133
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,699,543)	1,695,255

Shares
PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
100	Ford Motor Co., Series F, 7.550%	1,281

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
600	Preferred Plus Trust, Series FRD-1, 7.400%	7,392
1,700	Saturns, Series F 2003-5, 8.125%	24,497
	TOTAL FINANCIALS	31,889
	TOTAL PREFERRED STOCKS (Cost — $42,106)	33,170

Notional Par ($) / Contracts
PURCHASED OPTIONS — 0.1%
4,300,000	Credit default swaption with JPMorgan Securities Inc. to sell protection on Dow Jones CDX North America Crossover Index, Put @ 1.10%, expires 9/22/08 (g)	79,120

8	Eurodollar Futures, Call @ $97.00, expires 9/15/08	4,100
	TOTAL PURCHASED OPTIONS (Cost — $52,420)	83,220
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $154,949,890)	136,657,721

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2008

Face Amount†	Security	Value
SHORT-TERM INVESTMENT — 4.4%
Repurchase Agreement — 4.4%
6,067,000	Morgan Stanley tri-party repurchase agreement dated 6/30/08, 2.400% due 7/1/08; Proceeds at maturity - $6,067,404; (Fully collateralized by U.S. government agency obligation, 0.000% due 12/30/08; Market value - $6,189,744) (Cost - $6,067,000)	$6,067,000
	TOTAL INVESTMENTS — 103.7% (Cost — $161,016,890#)	142,724,721
	Liabilities in Excess of Other Assets — (3.7)%	(5,138,500)
	TOTAL NET ASSETS — 100.0%	$137,586,221

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)

All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, forward foreign currency contracts and securities traded on to-be-announced (“TBA”) basis.

(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	Illiquid security.
(i)	This security is traded on a TBA basis (See Note 1).
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
‡	Subsequent to June 30, 2008, this security is in default as of July 22, 2008.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARM	-	Adjustable Rate Mortgage
	ARS	-	Argentine Peso
	BRL	-	Brazilian Real
	EUR	-	Euro
	GDP	-	Gross Domestic Product
	GMAC	-	General Motors Acceptance Corp.
	GSAMP	-	Goldman Sachs Mortgage Corp.
	IO	-	Interest Only
	MASTR	-	Mortgage Asset Securitization Transactions Inc.
	OJSC	-	Open Joint Stock Company
	PAC	-	Planned Amortization Class
	RUB	-	Russian Ruble
	STRIP	–	Separate Trading of Registered Interest and Principal

Schedule of Options Written (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value
18	U.S. Treasury 5-Year Note Futures, Call	8/22/08	$114.00	$2,672
8	Eurodollar Futures, Put	9/15/08	96.63	1,000
16	Eurodollar Futures, Put	3/16/09	97.50	37,900
5	U.S. Treasury 5-Year Note Futures, Put	8/22/08	107.50	860
23	U.S. Treasury 5-Year Note Futures, Put	8/22/08	108.00	5,570

Notional Par			Strike Rate
$8,700,000	Credit default swaption with JPMorgan Securities Inc. to sell protection on Dow Jones CDX.NA.IG.10 Index, Put (g)	9/22/08	1.55%	83,520
	Total Options Written (Premiums Received — $82,723)			$131,522

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Board of Directors authorized 100 million shares of $0.001 par value common stock.  The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value.  When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(e) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(f) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Swaptions.  The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.  Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.  If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange.  If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.  Swaptions are marked to market daily based upon quotations from market makers.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the swaption written.  Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.  If the swaption expires, the Fund realizes a gain equal to the amount of the premium received. When a written swaption is exercised, the difference between the premium received and the amount paid on effecting a closing transaction is treated as a realized gain or loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

(h) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Mortgage Dollar Rolls.  The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Notes to Schedule of Investments (unaudited) (continued)

(j) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(k) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Security Transactions.  Security transactions are accounted for on a trade date basis.

(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(o) Other Risks.  Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,060,180
Gross unrealized depreciation	(21,352,349)
Net unrealized depreciation	$(18,292,169)

At June 30, 2008, the Fund had the following open futures contracts:

		Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euribor		67	9/08	$25,421,405	$25,037,615	$(383,790)
Eurodollar		98	3/09	23,650,452	23,686,600	36,148
Eurodollar		39	6/09	9,373,183	9,405,825	32,642
Eurodollar		6	9/09	1,442,867	1,443,225	358
Pound Sterling		100	9/08	23,566,062	23,365,835	(200,227)
U.S. Treasury 2-Year Notes		342	9/08	72,239,757	72,231,469	(8,288)
U.S. Treasury 10-Year Notes		36	9/08	4,074,836	4,101,187	26,351
	`					(496,806)

Contracts to Sell:
Eurodollar		35	6/11	8,321,238	8,332,188	(10,950)
U.S. Treasury 5-Year Notes		9	9/08	994,752	994,992	(240)
						(11,190)
Net Unrealized Loss on Open Futures Contracts						$(507,996)

At June 30, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Euro	412,923	$649,027	8/5/08	$(3,969)
Indian Rupee	4,421,200	101,428	9/16/08	(513)
Indian Rupee	3,717,050	85,274	9/16/08	(1,189)
Indian Rupee	2,950,000	67,677	9/16/08	(390)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(6,061)

During the period ended June 30, 2008, written option transactions for the Fund were as follows:

	Number of Contracts / Notional Par ($)	Premiums
Options written, outstanding September 30, 2007	—	—
Options written	8,700,300	$185,526
Options closed	(230)	(102,803)
Options expired	—	—
Options written, outstanding June 30, 2008	8,700,070	$82,723

Notes to Schedule of Investments (unaudited) (continued)

At June 30, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank
Notional Amount:	$10,000,000
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Payments Made by Fund:	Fixed Rate 4.665%
Termination Date:	1/7/15
Unrealized Depreciation:	$(129,438)

Swap Counterparty:	JPMorgan Chase Bank
Notional Amount:	$18,000,000
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Payments Made by Fund:	Fixed Rate 4.655%
Termination Date:	12/7/14
Unrealized Depreciation:	$(231,003)

Swap Counterparty:	Barclay’s Capital Inc.
Notional Amount:	$5,370,000
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Payments Made by Fund:	Fixed Rate 4.250%
Termination Date:	9/17/18
Unrealized Appreciation:	$204,409

At June 30, 2008, the Fund held the following credit default swap contracts

Swap Counterparty:	JPMorgan Chase Bank
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$3,069,000
Payments Received by the Fund:	Fixed Rate 2.750%
Payments Made by the Fund:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(113,438)

At June 30, 2008, the Fund held TBA securities with a total cost of $6,571,750.

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157.  The Fund will implement the disclosure requirements beginning with its December 31, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: August 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2008